REORGANIZATION COSTS (Details) - CAD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
REORGANIZATION COSTS
Professional and advisory costs	$ 13,869	$ 37,212
Key employee retention plan	1,938	7,174
Prepetition claims and other costs	25,177	35,184
Reorganization costs	$ 40,984	$ 79,570